UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period:  March 31, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2018

CrossingBridge Low Duration High Yield Fund

Institutional Class
(CBLDX)

Investment Adviser

CrossingBridge Advisors, LLC
427 Bedford Road
Suite 230
Pleasantville, New York 10570

Phone: 1-888-898-2780

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	6

INVESTMENT HIGHLIGHTS	8

SCHEDULE OF INVESTMENTS	10

STATEMENT OF ASSETS AND LIABILITIES	14

STATEMENT OF OPERATIONS	15

STATEMENT OF CHANGES IN NET ASSETS	16

FINANCIAL HIGHLIGHTS	17

NOTES TO FINANCIAL STATEMENTS	18

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	26

NOTICE OF PRIVACY POLICY & PRACTICES	30

ADDITIONAL INFORMATION	31

Dear Shareholder,

Enclosed please find the results for the CrossingBridge Low Duration High Yield Fund (the “Fund”) for the first reporting period ended March 31, 2018.  The performance data represents the two months from January 31, 2018, the inception date, to March 31, 2018.  The Fund commenced operations on February 1, 2018.  Further, we acknowledge that two months is not a meaningful record and too short to draw any comparisons as it relates to performance vs. indices.

	Total Return	Total Return to Quarter		Inception to Month
	to 3/31/2018	End 3/31/2018		End 3/31/2018
	1 Month	1 Year	Since Inception	Return
Institutional Class Shares	0.20%	n/a	0.39%	0.39%
ICE BofAML 0-3 Year US
Treasury lndex[1]	0.18%	n/a	0.18%	0.18%
ICE BofAML 1-3 Year US
Corporate lndex[1]	0.02%	n/a	-0.21%	-0.21%
ICE BofAML 0-3 Year US
HY Index ex-Financials[1]	-0.09%	n/a	-0.07%	-0.07%

On September 30, 2010, the parent company of CrossingBridge Advisors, LLC (“CrossingBridge”), Cohanzick Management LLC (“Cohanzick”), along with RiverPark Advisors, LLC, launched Cohanzick’s first 1940 Act mutual fund, the RiverPark Short Term High Yield Fund.  Subsequently, on September 30, 2013, we opened our second mutual fund, the RiverPark Strategic Income Fund. After over 20 years as a manager and sub-advisor of hedge funds, managed accounts and mutual funds, on January 31, 2018, Cohanzick launched the CrossingBridge Low Duration High Yield Fund, its first 1940 Act mutual fund under its own brand, CrossingBridge.

With only two months of performance under its belt, there is limited information to report; however, we are providing a brief discussion below to help inform the Fund’s investors of our current perspective.

N2M: Nothing too much2

“Nothing too much” was inscribed on the Temple of Apollo at Delphi in ancient Greece. Many interpret it to mean “nothing in excess”, but it is also quite similar to the internet chat abbreviation “N2M” which stands for “not too much”.

Combining the ancient with the contemporary, not too much has changed since 4Q17 and we are doing nothing in excess as increasing uncertainties dictate that moderation is key at this time.

Since 2010, the 30-year Treasury rate has fallen and the 10-year rate has round-tripped back to levels of seven and a half years ago. In contrast, short-term rates have risen significantly, beginning in 2016, but picking up steam3 over the last six months.

[2]	For N2M definition, refer to the Urban Dictionary https://www.urbandictionary.com/define.php?term=n2m. Refer to works by Parke and Wormell on The Delphic Oracle.
[3]	Post the Credit Crisis, the Federal Reserve first raised rates in December 2015 and again in December 2016, but has increased the Fed Funds rate target 4 times over the last year.

The yield on the one-month T-bill has risen by approximately 100 basis points since 2Q17, particularly accelerating over the last six months.  Over the last twelve months, the yield on called bonds has also risen.  Although purchasing called bonds is not a primary mandate of the CrossingBridge Low Duration High Yield Fund, we believe the data could be extrapolated to other short-term maturities illustrating the opportunity to capture further rises in interest rates as capital is redeployed.

More recently, we have found floating rate securities have become increasingly interesting to us. Generally, high yield floating rate securities’ coupons are set at LIBOR plus a credit spread1. A significant portion of the floating rate instruments we invest in have “LIBOR floors”, usually 1%, which prevent the coupon from sinking below 1% plus the credit spread4. We initially increased our attention to floating rate holdings because we thought the market was treating these securities as if they had fixed coupons, due to the LIBOR floor, and undervaluing the embedded call option on rising rates. With 3-month LIBOR now over 2.30%, the LIBOR floor has limited impact and the market is placing less value on these securities. Nevertheless, the out of the money1 LIBOR floor provides a minimum yield plus the credit spread should rates reverse course. Additionally, we focus on floating rate securities that are secured debt residing at the top of the capital structure.

As of March 31, 2018, the Fund had approximately 4.5% of assets, in two positions, allocated to floating rate securities. Both of these investments are “in the money1” with respect to the LIBOR floor. Given the rise in short term interest rates, we believe yields for floating rate securities remain attractive.  Based on expectations for an ongoing rise in rates, floating rate securities are likely to be a point of emphasis for the Fund going forward.

The more widely-known inscription on the Temple of Apollo in Delphi is the aphorism “Know thyself”. This statement remains relevant today. We are holding true to our disciplined approach.

[4]	So, if LIBOR were to drop below 1%, or even to a level below 0% as has occurred in Europe, the floating rate debt would still pay a minimum of 1% plus the credit spread.
A	Source: Bloomberg, Cohanzick

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

This report is intended for shareholders in the CrossingBridge Low Duration High Yield Fund and may not be used as literature unless preceded or accompanied by a current prospectus.

Diversification does not assure a profit nor protect against risk in a declining market.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete fund holdings.

1  Definitions:  The ICE BofAML 0-3 Year US Treasury Index tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market with maturities less than three years.  The ICE BofAML 1-3 Year US Corporate Index is a subset of the ICE BofAML US Corporate Index including all securities with a remaining term to final maturity less than three years.  The ICE BofAML US Corporate Index tracks the performance of US dollar denominated investment grade corporate debt publicly issued in the US domestic market. The ICE BofAML 0-3 Year US High Yield Excluding Financials Index tracks the performance of short maturity US dollar denominated below investment grade rating (based on an average of Moody’s, S&P, and Fitch), at least 18 months to final maturity at the time of issuance, at least one month but less than three years remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and minimum amount outstanding of $250 million. Credit Spread is the amount of excess that an investor receives over the comparable risk free rate.  Out of the Money, as it pertains to floating rate securities with a LIBOR floor, means that the current LIBOR Rate is above the LIBOR Floor for a specific security. In the Money, as it pertains to floating rate securities with a LIBOR floor means that the current LIBOR Rate is below the LIBOR Floor for a specific security.  Duration is a measure of the sensitivity of the price of a bond to a change in interest rates. Duration is expressed as a number of years. Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices. LIBOR stands for London interbank offered rate, which is the interest rate at which banks offer to lend funds to one another in the international interbank market. Basis points (bps) are a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%.

It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in lower rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when most advantageous. Investing in derivatives could lose more than the amount invested.  The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.  ETF and ETN investments involve additional risks such as the market price trading at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.  The Fund may invest in Asset-Backed and Mortgage-Backed securities. Investments in Asset-Backed and Mortgage-Backed securities include additional risks that investors should be aware of including credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

RiverPark Advisors, LLC, the investment adviser to the RiverPark Funds, is not affiliated with Quasar Distributors, LLC.

Quasar Distributors, LLC is the distributor of the Fund and CrossingBridge Advisors is the investment adviser to the Fund.  No other products mentioned are distributed by Quasar.  References to other products should not be interpreted as an offer of those securities.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees (Investor Class shares only), shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (2/1/18 – 3/31/18).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.  You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Expense Example (Continued)
(Unaudited)

	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	2/1/18	3/31/18	2/1/18 – 3/31/18*
Actual	$1,000.00	$1,003.90	$1.62
Hypothetical (5% return
before expenses)	$1,000.00	$1,006.47	$1.62

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 59/365 (to reflect the two month period).

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Investment Highlights
(Unaudited)

The Fund seeks high current income and capital appreciation consistent with the preservation of capital using a low duration mandate. The allocation of portfolio holdings as of March 31, 2018 is as follows:

Allocation of Portfolio Holdings
(% of Investments)

Total Returns as of March 31, 2018

Since Inception
(1/31/18)
Institutional Class Shares	0.39%
ICE BofAML 0-3 Year US High Yield Excluding Financial Index	(0.07)%
ICE BofAML 0-3 Year US Treasury Index	0.18%
ICE BofAML 1-3 Year US Corporate Index	(0.21)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-888-898-2780.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance. ICE BofAML 0-3 Year US High Yield Excluding Financial Index is a subset of ICE BofAML 0-3 Year US High Yield Index excluding sector level 2 Financial issuers. ICE BofAML 0-3 Year US Treasury Index tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market with maturities less than three years.  Qualifying securities must have at least 18 months to maturity at point of issuance, at least one month and less than three years remaining term to final maturity, a fixed coupon schedule and minimum amount outstanding of $1 billion. ICE BofAML 1-3 Year US Corporate Index is a subset of ICE BofAML US Corporate Index including all securities with a remaining term to final maturity less than 3 years. It is not possible to invest directly in an index.

Growth of $250,000 Investment

*  Inception Date

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments

March 31, 2018 (Unaudited)

	Principal
	Amount	Value
BANK LOANS – 8.74%
Crestwood Holdings LLC
9.186% (1 Month LIBOR + 7.50%), 03/05/2023 (a)	$117,000	$116,708
Heartland Dental
0.00%, 08/21/2018 (b)(g)	130,000	130,000
Internap Corp.
8.580% (1 Month LIBOR + 7.00%), 04/06/2022 (a)	94,761	95,788
McDermott Technology Americas, Inc.
0.00%, 06/18/2018 (b)(g)	93,000	93,000
0.00%, 06/18/2018 (b)(g)	54,000	54,000
TOTAL BANK LOANS (Cost $485,984)		489,496

COMMERCIAL PAPER – 23.19%
Boston Scientific Corp.
2.466%, 04/20/2018 (c)	250,000	249,683
Church & Dwight Co., Inc.
2.465%, 04/11/2018 (c)	250,000	249,834
Molex Electronic Technologies LLC
2.144%, 04/09/2018 (c)	250,000	249,884
The Kraft Heinz Co.
2.488%, 04/23/2018 (c)	250,000	249,630
Thomson Reuters Corp.
2.487%, 04/23/2018 (c)	300,000	299,556
TOTAL COMMERCIAL PAPER (Cost $1,298,587)		1,298,587

CONVERTIBLE BONDS – 2.08%
NRG Yield, Inc.
3.500%, 02/01/2019 (d)	117,000	116,574
TOTAL CONVERTIBLE BONDS (Cost $116,717)		116,574

CORPORATE BONDS – 61.31%

Accommodation and Food Services – 0.80%
Brinker International, Inc.
2.600%, 05/15/2018	45,000	44,986

Administrative and Support and Waste Management
and Remediation Services – 2.74%
Clean Harbors, Inc.
5.250%, 08/01/2020	153,000	153,765

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS – 61.31% (Continued)

Finance and Insurance – 1.86%
Icahn Enterprises LP
6.000%, 08/01/2020	$102,000	$104,104

Information – 22.95%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (d)	51,000	51,591
CCO Holdings LLC
5.250%, 03/15/2021	129,000	130,048
DISH DBS Corp.
4.250%, 04/01/2018	163,000	163,000
HC2 Holdings, Inc.
11.000%, 12/01/2019 (d)	132,000	136,880
Infor US, Inc.
5.750%, 08/15/2020 (d)	86,000	87,827
LBI Media, Inc.
10.000%, 04/15/2019 (d)	76,000	75,430
Lee Enterprises, Inc.
9.500%, 03/15/2022 (d)	17,000	17,808
Level 3 Financing, Inc.
6.125%, 01/15/2021	158,000	159,975
NAI Entertainment Holdings LLC
5.000%, 08/01/2018 (d)	40,000	40,080
Sprint Communications, Inc.
9.000%, 11/15/2018 (d)	134,000	138,355
T-Mobile USA, Inc.
6.625%, 04/01/2023	275,000	284,111
		1,285,105

Manufacturing – 17.81%
A. Schulman, Inc.
6.875%, 06/01/2023	57,000	60,420
Amkor Technology, Inc.
6.625%, 06/01/2021	101,000	101,682
EMC Corp.
1.875%, 06/01/2018	240,000	239,342
Hexion, Inc.
6.625%, 04/15/2020	100,000	93,750
Kraton Polymers LLC
10.500%, 04/15/2023 (d)	102,000	113,730

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS – 61.31% (Continued)

Manufacturing – 17.81% (Continued)
NXP BV
3.750%, 06/01/2018 (e)	$72,000	$72,184
Orbital ATK, Inc.
5.250%, 10/01/2021	43,000	44,021
Ply Gem Industries, Inc.
6.500%, 02/01/2022	24,000	24,800
6.500%, 02/01/2022	24,000	24,756
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	145,366	147,365
Silgan Holdings, Inc.
5.000%, 04/01/2020	75,000	75,217
		997,267

Mining, Quarrying, and Oil and Gas Extraction – 1.29%
WPX Energy, Inc.
7.500%, 08/01/2020	67,000	72,025

Professional, Scientific, and Technical Services – 3.99%
McDermott International, Inc.
8.000%, 05/01/2021 (d)(e)	77,000	79,021
Nielsen Finance LLC
4.500%, 10/01/2020	144,000	144,511
		223,532

Retail Trade – 6.85%
BI-LO LLC
9.250%, 02/15/2019 (d)(f)	79,000	79,296
Michaels Stores, Inc.
5.875%, 12/15/2020 (d)	170,000	172,338
The William Carter Co.
5.250%, 08/15/2021	129,000	131,983
		383,617

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS – 61.31% (Continued)

Wholesale Trade – 3.02%
Gibraltar Industries, Inc.
6.250%, 02/01/2021	$50,000	$50,650
Signode Industrial Group Lux SA
6.375%, 05/01/2022 (d)	115,000	118,738
		169,388
TOTAL CORPORATE BONDS (Cost $3,431,911)		3,433,789
Total Investments (Cost $5,333,199) – 95.32%		5,338,446
Other Assets in Excess of Liabilities – 4.68%		262,061
TOTAL NET ASSETS – 100.00%		$5,600,507

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at March 31, 2018.
(b)	All or a portion of these loans are unfunded.
(c)	Zero coupon bond. The effective yield is listed.
(d)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(e)	Foreign issued security.
(f)	Represents a security in default.
(g)	Value determined using significant unobservable inputs.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Statement of Assets and Liabilities

March 31, 2018 (Unaudited)

ASSETS
Investments, at value (cost $5,333,199)	$5,338,446
Cash	533,134
Receivables:
From Adviser	14,322
Dividends and interest	72,603
Other assets	5,160
TOTAL ASSETS	5,963,665
LIABILITIES
Payables:
Investments purchased	328,986
To affiliates	24,721
Shareholder service fees	955
Accrued expenses and other liabilities	8,496
TOTAL LIABILITIES	363,158
NET ASSETS	$5,600,507

Net assets consist of:
Paid-in capital	$5,595,062
Accumulated net investment income	496
Accumulated net realized loss	(298)
Net unrealized appreciation (depreciation) on:
Investments	5,247
NET ASSETS	$5,600,507

Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	559,499
Net asset value, offering, and redemption price per share	$10.01

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Statement of Operations

For the Period Ended March 31, 2018 (Unaudited)

INVESTMENT INCOME
Interest income	$25,922
TOTAL INVESTMENT INCOME	25,922
EXPENSES
Administration and accounting fees	12,626
Transfer agent fees and expenses	6,254
Investment advisory fees	6,210
Audit and tax fees	5,074
Custody fees	2,537
Chief Compliance Officer fees	1,947
Trustees’ fees	1,416
Pricing fees	1,357
Federal and state registration fees	1,298
Legal fees	1,062
Shareholder servicing fees – Institutional Class	955
Reports to shareholders	885
Other expenses	885
TOTAL EXPENSES	42,506
Less waivers and reimbursement by Adviser (Note 3)	(32,953)
NET EXPENSES	9,553
NET INVESTMENT INCOME	16,369
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(298)
Net change in unrealized appreciation (depreciation) on:
Investments	5,247
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,949
NET INCREASE IN NET ASSETS FROM OPERATIONS	$21,318

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Statement of Changes in Net Assets

Period Ended
March 31, 2018
(Unaudited)(1)
FROM OPERATIONS
Net investment income	$16,369
Net realized loss on:
Investments	(298)
Net change in unrealized appreciation on:
Investments	5,247
Net increase in net assets from operations	21,318

FROM DISTRIBUTIONS
Net investment income – Institutional Class	(15,873)
Net decrease in net assets resulting from distributions paid	(15,873)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	11,580,000
Net asset value of shares issued to shareholders
in payment of distributions declared – Institutional Class	15,872
Payments for shares redeemed – Institutional Class	(6,000,810)
Net increase in net assets from capital share transactions	5,595,062

TOTAL INCREASE IN NET ASSETS	5,600,507

NET ASSETS:
Beginning of Period	—
End of Period	$5,600,507
ACCUMULATED NET INVESTMENT INCOME	$496

(1)	The Fund commenced operations on February 1, 2018.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Institutional Class

March 31, 2018
(Unaudited)(1)
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income(2)	0.03
Net realized and unrealized gain on investments	0.01
Total from investment operations	0.04

Less distributions paid:
From net investment income	(0.03)
Total distributions paid	(0.03)

Net Asset Value, End of Period	$10.01

Total return(3)(4)	0.39%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$5,601

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(5)	4.45%
After waivers and reimbursements of expenses(5)	1.00%
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses(5)	(1.74)%
After waivers and reimbursements of expenses(5)	1.71%
Portfolio turnover rate(4)	28.81%

(1)	The Fund commenced investment operations on February 1, 2018.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements
March 31, 2018 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The CrossingBridge Low Duration High Yield Fund (the “Fund”) represents a distinct diversified series with its own investment objective and policies within the Trust.  The investment objective of the Fund is high current income and capital appreciation consistent with the preservation of capital using low duration mandate.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.  The Fund’s inception date was January 31, 2018 and it commenced investment operations on February 1, 2018.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“Adviser”), the Fund’s investment adviser.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service (“Pricing Service”).  Forward currency contracts are valued at the mean between the bid and asked prices by an approved Pricing Service.  Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading.  Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.  Bank loans are valued at prices supplied by a Pricing Service, if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2018 (Unaudited)

or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service.  Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained.  Quotations will be valued at the mean between the bid and the offer.  Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2018 (Unaudited)

factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Assets:
Bank Loans	$—	$212,496	$277,000	$489,496
Commercial Paper	—	1,298,587	—	1,298,587
Convertible Bonds	—	116,574	—	116,574
Corporate Bonds(1)	—	3,433,789	—	3,433,789
Total Assets	$—	$5,061,446	$277,000	$5,338,446

(1)	See the Schedule of Investments for industry classifications

The Fund did not have any transfers between any levels for the period ended March 31, 2018. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value.

Beginning Balance – February 1, 2018	$—
Purchases	277,000
Sales	—
Realized Gains	—
Realized Losses	—
Change in unrealized appreciation (depreciation)	—
Transfer in/(out) of Level 3	—
Ending Balance – March 31, 2018	$277,000

The following is quantitative information about significant unobservable inputs used by the Fund as of March 31, 2018.

				Impact to
Type of	Fair Value	Valuation	Unobservable	Valuation from an
Security	at 3/31/18	Techniques	Inputs	Increase in Input
Bank Loan	$277,000	Historical Broker Quote	Priced at Cost	N/A

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2018 (Unaudited)

The Fund did not invest in derivative securities or engage in hedging activities during the period ended March 31, 2018.

(b) Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments.  Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(d) Distributions to Shareholders

In general, the Fund will distribute any net investment income monthly and any net realized long- or short-term capital gains at least annually.  The Fund may make additional distributions if deemed to be desirable during the year.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2018 (Unaudited)

Treatment of income and capital gain distributions for federal income tax purposes may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(e) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(f) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

(g) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(h) Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income and expense are recognized on the ex-dividend date and interest income and expense are recognized on an accrual basis.  Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the constant yield method.

(i) Loan Participation

When purchasing participation interests in a loan, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation agreement, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2018 (Unaudited)

agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(3)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its investment advisory services at the annual rate of 0.65% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through January 8, 2020 to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expense incurred in connection with borrowings made by the Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary items) do not exceed 0.90%. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursements will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of the recoupment.  The following table shows the remaining waiver or reimbursed expenses for the Fund subject to potential recovery expiring:

March 31, 2021	$32,953

(4)	Shareholder Servicing Plan

The Trust adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) on behalf of the Fund which authorizes it to pay up to 0.15% of the Fund’s average daily net assets attributable to Institutional Class shares. Currently the shareholder servicing plan fee being charged is 0.10% of the Fund’s average daily net assets; however, the fee may be increased to 0.15% of the Fund’s average daily net assets at any time. The following table details the fees incurred for the Fund pursuant to the Shareholder Serving Plan during the period ended March 31, 2018, as well as the fees owed as of March 31, 2018.

	Fees Owed	Fees Incurred
Institutional Class	$955	$955

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2018 (Unaudited)

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fees incurred for the period ended March 31, 2018, and owed as of March 31, 2018, are as follows:

	Fees Owed	Fees Incurred
Fund Administration & Accounting	$12,626	$12,626

USBFS also serves as the transfer agent to the Fund and provides pricing services to the Fund. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as the Fund’s custodian. Fees incurred for the period ended March 31, 2018, and owed as of March 31, 2018, are as follows:

	Fees Owed	Fees Incurred
Pricing Fees	$1,357	$1,357
Transfer Agency	$6,254	$6,254
Custody	$2,537	$2,537

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS and US Bank. Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS. The Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended March 31, 2018, and owed as of March 31, 2018, is as follows:

	Fees Owed	Fees Incurred
Chief Compliance Officer	$1,947	$1,947

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Institutional Class

Period Ended
March 31, 2018
(Unaudited)
Shares sold	1,157,913
Shares reinvested	1,586
Shares redeemed	(600,000)
Net Increase	559,499

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2018 (Unaudited)

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments and securities sold short for the Fund for the period ended March 31, 2018, were $4,995,067 and $948,222, respectively.  There were no purchases or sales of U.S. government securities for the Fund.

(8)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  There was no one entity that held more than 25% of the Fund’s voting securities, as of March 31, 2018.

(9)	Subsequent Event

On April 27, 2018 the Fund declared and paid a distribution of $10,727 to Institutional Class shareholders of record on April 26, 2018.

On May 30, 2018 the Fund declared and paid a distribution of $31,856 to Institutional Class shareholders of record on May 29, 2018.

(10)	Regulatory Updates

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.  The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date.  The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity.  The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018.  Management is currently evaluating the impact, if any, of applying this provision.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Basis for Trustees’ Approval of New Investment Advisory Agreement
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met in person on November 3, 2017 to consider the initial approval of an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the CrossingBridge Low Duration High Yield Fund (the “Fund”), a series of the Trust, and CrossingBridge Advisors, LLC (“CrossingBridge”), the Fund’s proposed investment adviser.  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement.  The Trustees also reviewed and discussed the Form ADV for CrossingBridge, as well as a summary of a due diligence questionnaire completed by CrossingBridge.  Ms. Gehl, legal counsel to the Fund, also discussed guidelines relevent to the Board’s consideration of invetment advisory agreements in detail with the Trustees.  The Trustees also considered other matters, including, but not limited to, the following:  (1) the quality of services that would be provided to the Fund by CrossingBridge; (2) the fact that the Fund will benefit from the depth of investment talent and resources of CrossingBridge; (3) the proposed management fee structure under the CrossingBridge Advisory Agreement; (4) the fact that CrossingBridge has agreed to maintain an expense limitation agreement on behalf of the Fund; and (5) other factors deemed relevant.  The Trustees also considered information provided by CrossingBridge relating to CrossingBridge’s code of ethics, proxy voting policy and compliance and control procedures and objectives with respect to providing investment advisory services to the Fund.

The Board also noted that Mr. David Sherman telephonically attended the October 10, 2017 meeting and provided information concerning the investment strategy and process which would be applied to select investments for the Fund, and had reviewed the background and qualifications of Mr. Sherman and Mr. Michael De Kler in serving as the Fund’s portfolio managers.  The Trustees noted that at the October 10, 2017 meeting, Mr. Sherman had reviewed the history of Cohanzick Management, LLC (“Cohanzick”), a related entity of CrossingBridge, and its operations and staff who would provide management and marketing services to the Fund, and provided detailed information concerning CrossingBridge’s marketing and distribution plans.  The Board also noted that CrossingBridge’s telephonic presentation on October 10, 2017 included a discussion of CrossingBridge’s compliance program, including the qualifications of the firm’s CCO.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post-effective amendment to its registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on its evaluation of information provided by CrossingBridge, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the approval of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Basis for Trustees’ Approval of New Investment Advisory Agreement
(Unaudited) (Continued)

1.	NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services that would be provided by CrossingBridge to the Fund and the amount of time expected to be devoted by CrossingBridge’s staff to the Fund’s operations.  The Trustees considered CrossingBridge’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of David K. Sherman and Michael De Kler, the proposed lead portfolio manager and assistant portfolio manager, respectively, of the Fund, as well as other key personnel at CrossingBridge who would be involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of CrossingBridge’s compliance program and its commitment to the growth of fund assets and the information provided by CrossingBridge in response to the due diligence questionnaire as well as other information provided by CrossingBridge, which were included in the meeting materials.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of CrossingBridge.  The Trustees also considered information presented and/or provided by CrossingBridge at the October 10, 2017 Meeting.  The Trustees, in consultation with their independent counsel, reviewed CrossingBridge’s policies and procedures and compliance program and were assured by the Trust’s CCO that it was compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).  The Trustees concluded that CrossingBridge had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the CrossingBridge Advisory Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

In assessing the portfolio management services to be provided by CrossingBridge, the Trustees noted CrossingBridge’s presentation at the October 10, 2017 meeting, during which Mr. Sherman provided information concerning CrossingBridge’s outlook for the investment performance of the Fund.  The Trustees also noted Mr. Sherman reviewed the investment management experience of Mr. Sherman and Mr. De Kler, as well as the qualifications, background and experience of CrossingBridge’s staff.  After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from CrossingBridge’s management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Trustees then considered the cost of services and the structure of CrossingBridge’s proposed management fee, including a review of the expense analyses and other pertinent material with respect to the Fund, which were included in the meeting materials.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees considered data compiled by

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Basis for Trustees’ Approval of New Investment Advisory Agreement
(Unaudited) (Continued)

Morningstar Direct relating to the cost structure of the Fund relative to a peer group of U.S. nontraditional bond funds.  The Board considered the Fund’s proposed management fee of 0.65% was below the peer group average fee of 0.78%.  The Board further noted that CrossingBridge had agreed to waive its management fee and/or reimburse fund expenses for at least a three-year period, so that the Fund’s total annual fund operating expenses for Institutional Class shares do not exceed 1.00% of the Fund’s average annual assets, including a 0.10% shareholder servicing plan fee, which is below the peer group average of 1.31%.

The Trustees next considered the overall profitability that may result from CrossingBridge’s management of the Fund and reviewed the December 31, 2016 audited financial statements of Cohanzick, the parent company of CrossingBridge, as well as CrossingBridge’s June 30, 2017 balance sheet and income statement.  The Trustees also examined the level of profits that could be realized by CrossingBridge from the fees payable under the CrossingBridge Advisory Agreement and the expense subsidization anticipated by CrossingBridge.  The Trustees also compared the management fee to be paid by the Fund to the fees paid by another open end mutual fund for which CrossingBridge serves as a sub-adviser that is similar to the Fund in terms of investment strategy and noted that the Fund’s proposed management fee was higher than the sub-advisory fee paid to CrossingBridge, but lower than that fund’s overall management fee.

The Trustees concluded that the CrossingBridge Low Duration High Yield Fund’s proposed expenses and the advisory fees to be paid to CrossingBridge were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by CrossingBridge.  The Trustees further concluded, based on a pro forma profitability analysis prepared by CrossingBridge, that the Fund would not be profitable to CrossingBridge in the short-term, but that CrossingBridge maintained adequate profit levels to support its provision of advisory services to the Fund from the revenues of its overall investment advisory business, despite the anticipated subsidization of the Fund’s operations.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fees and expense cap.  With respect to CrossingBridge’s advisory fee and applicable fee waivers and expense reimbursements, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.	BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees next considered the direct and indirect benefits that could be received by CrossingBridge from its association with the Fund.  The Trustees concluded that the benefits CrossingBridge may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Basis for Trustees’ Approval of New Investment Advisory Agreement
(Unaudited) (Continued)

Conclusions

In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on a consideration of all the factors in their totality, the Board determined that the Agreement including the advisory fees note paid thereunder, was fair and reasonable. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement would be in the best interest of the Fund and its shareholders.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-898-2780.

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	30	Professor,	Independent
615 E. Michigan St.		Term; Since		Department	Trustee, USA
Milwaukee, WI 53202		August 22,		of Accounting,	MUTUALS
Year of Birth: 1955		2001		Marquette	(an open-end
				University (2004–	investment
				present); Chair,	company with
				Department of	three portfolios).
Accounting,
Marquette
University
(2004–2017).

Gary A. Drska	Trustee	Indefinite	30	Pilot,	Independent
615 E. Michigan St.		Term; Since		Frontier/Midwest	Trustee, USA
Milwaukee, WI 53202		August 22,		Airlines, Inc.	MUTUALS
Year of Birth: 1956		2001		(airline company)	(an open-end
				(1986–present).	investment
company with
three portfolios).

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

Jonas B. Siegel	Trustee	Indefinite	30	Retired (2011–	Independent
615 E. Michigan St.		Term; Since		present);	Trustee,
Milwaukee, WI 53202		October 23,		Managing	Gottex Trust
Year of Birth: 1943		2009		Director, Chief	(an open-end
				Administrative	investment
				Officer (“CAO”)	company with
				and Chief	one portfolio)
				Compliance	(2010–2016);
				Officer (“CCO”),	Independent
				Granite Capital	Manager,
				International	Ramius IDF
				Group, L.P.	fund complex
				(an investment	(two closed-end
				management	investment
				firm) (1994–	companies)
				2011).	(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	30	President	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since		(2017–present);	Funds (an
Milwaukee, WI 53202	Trustee	August 22,		Chief	open-end
Year of Birth: 1962		2001		Operating	investment
				Officer	company with
				(2016–present);	ten portfolios)
				Executive Vice	(2003–2017);
				President, U.S.	Trustee, USA
				Bancorp Fund	MUTUALS
				Services, LLC	(an open-end
				(1994–2017).	investment
company with
three portfolios);
(2001–2018).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Principal	January 24,		Fund Services,
Year of Birth: 1957	Executive	2013		LLC (2004–
	Officer			present).

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Treasurer	January 24,		Fund Services,
Year of Birth: 1974	and	2013		LLC (2002–
	Principal			present).
Financial
and
Accounting
Officer

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President, U.S.
Milwaukee, WI 53202	Officer,	July 1,		Bancorp Fund
Year of Birth: 1985	Vice	2017		Services, LLC
	President			(February 2017–
	and Anti-			present); Vice
	Money			President and
	Laundering			Assistant CCO,
	Officer			Heartland Advisors,
Inc. (December
2016–January
2017); Vice
President and CCO,
Heartland Group,
Inc. (May 2016–
November 2016);
Vice President,
CCO and Senior
Legal Counsel
(May 2016–
November 2016),
Assistant CCO
and Senior Legal
Counsel (January
2016–April 2016),
Senior Legal
and Compliance
Counsel
(2013–2015),
Heartland
Advisors, Inc.

Adam W. Smith	Secretary	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.		Term; Since		President, U.S.
Milwaukee, WI 53202		May 29,		Bancorp Fund
Year of Birth: 1981		2015		Services, LLC
(2012–present).

Cullen O. Small	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		January 22,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-888-898-2780. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-888-898-2780, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-898-2780 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Investment Adviser	CrossingBridge Advisors, LLC
427 Bedford Road
Suite 230
Pleasantville, New York 10570

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*  /s/ John Buckel
   John Buckel, President

Date   June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
   John Buckel, President

Date   June 6, 2018

By (Signature and Title)*  /s/ Jennifer Lima
   Jennifer Lima, Treasurer

Date   June 6, 2018

* Print the name and title of each signing officer under his or her signature.